Derivative Financial Instruments (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Derivative financial instruments	$ 40,196	$ 23,846	$ 16,979